Earnings per Common Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income attributable to the owners of QIAGEN N.V.	$ 69,073	$ 129,506	$ 96,038
Weighted average number of common shares used to compute basic net income per common share	234,000	235,582	233,850
Dilutive effect of stock options and restrictive stock units	3,023	2,341	2,876
Dilutive effect of outstanding warrant shares	5,152	2,823	2,338
Weighted average number of common shares used to compute diluted net income per common share	242,175	240,746	239,064
Basic earnings per common share attributable to the owners of QIAGEN N.V.	$ 0.30	$ 0.55	$ 0.41
Diluted earnings per common share attributable to the owners of QIAGEN N.V.	$ 0.29	$ 0.54	$ 0.40
Stock options and awards
Antidilutive securities having no dilutive effect, not included in above calculation	1,616	2,906	3,995
Warrants
Antidilutive securities having no dilutive effect, not included in above calculation	21,315	23,644	23,591